ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED LIABILITIES [Abstract]
Accrued liabilities
All figures in USD '000	2012	2011
Accrued Interest	1,730	184
Accrued Expenses	8,613	4,624
Accrued voyage expenses *)	–	7,834
Total as of December 31,	10,343	12,642